Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2016	Mar. 31, 2015
Preferred Stock, Par Value	$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, Par Value	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares Issued	372,375	1,125
Common Stock, Shares Outstanding	372,375	1,125
Series A Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.00001	$ 0.00001
Preferred Stock, Shares Issued	8,000,000	8,000,000
Preferred Stock, Shares Outstanding	8,000,000	8,000,000
Preferred Stock, Shares Designated	10,000,000	10,000,000
Series B Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.00001	$ 0.00001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Preferred Stock, Shares Designated	10,000,000	10,000,000